Other Financial Liabilities - Summary of Estimates of Undiscounted Flows of Bank Loans (Detail) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			$ 106,783,566	$ 113,247,268
Non-current, Maturity			21,315,003	135,297,019
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity			21,315,003	112,747,516
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				22,549,503
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			106,783,566	113,247,268
Non-current, Maturity			21,315,003	135,297,019
Bank Loans [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			4	134,537
Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			106,783,562	113,112,731
Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity			21,315,003	112,747,516
Bank Loans [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				22,549,503
Bank Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.77%	3.31%
Current, Maturity			106,783,562	113,247,263
Non-current, Maturity			21,315,003	135,297,019
Bank Loans [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Current, Maturity			4	5
Bank Loans [Member] | Chile [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				134,532
Bank Loans [Member] | Chile [Member] | One to Three Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			4	5
Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			106,783,562	113,112,731
Bank Loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity			21,315,003	112,747,516
Bank Loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				22,549,503
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			109,955,750	122,917,871
Non-current, Maturity			21,608,084	140,980,898
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	1.77%
Current, Maturity			109,955,746	122,917,866
Non-current, Maturity			21,608,084	140,980,898
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Current, Maturity			4	5
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			845,186	2,542,593
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			845,182	2,542,588
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			4	5
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			109,110,564	120,375,278
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity			109,110,564	120,375,278
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity			21,608,084	118,121,339
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity			$ 21,608,084	118,121,339
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				22,859,559
Bank Loans [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				$ 22,859,559
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity |	113,198,044	126,576,171
Non-current, Maturity |	2,094,724,002	2,346,995,903
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity |	20,304,301	23,886,392
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity |	92,893,743	102,689,779
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	111,576,694	124,078,942
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	109,955,345	121,581,712
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	384,168,727	119,084,482
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	94,164,683	408,373,527
Unsecured Bonds [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	1,394,858,553	1,573,877,240
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%
Current, Maturity |	66,936,453	71,001,478
Non-current, Maturity |	1,787,588,483	1,963,664,145
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%
Current, Maturity |	46,261,591	55,574,693
Non-current, Maturity |	307,135,519	383,331,758
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity |	16,734,114	17,750,370
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Three Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity |	3,570,187	6,136,022
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity |	50,202,339	53,251,108
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three Months to Twelve Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity |	42,691,404	49,438,671
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	66,936,453	71,001,479
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | One to Two Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	44,640,241	53,077,463
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	66,936,453	71,001,479
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Two to Three Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	43,018,892	50,580,233
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	342,771,185	71,001,479
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Three to Four Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	41,397,542	48,083,003
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	54,388,490	362,787,755
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | Four to Five Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	39,776,193	45,585,772
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	1,256,555,902	1,387,871,953
Unsecured Bonds [Member] | Chile [Member] | Future Undiscounted Debt Flow [Member] | More Than Five Years [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity |	138,302,651	186,005,287